UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 6.8%

Banks — 0.1%
ING Groep NV	10,085	$146,884

Biotechnology — 0.1%
Shire PLC — ADR	454	74,565

Capital Markets — 0.1%
Banca Generali SpA	5,301	128,990

Chemicals — 1.2%
Albemarle Corp.	730	68,233
Axalta Coating Systems Ltd. (a)	3,570	111,063
BASF SE	3,008	296,993
Covestro AG (b)	4,843	441,208
DowDuPont, Inc.	1,164	74,624
LyondellBasell Industries NV, Class A	1,595	178,831

		1,170,952
Commercial Services & Supplies — 0.4%
Befesa SA (b)	6,226	299,873
ISS A/S	3,196	109,320

		409,193
Construction Materials — 0.0%
Buzzi Unicem SpA	1,402	33,953

Diversified Financial Services — 0.3%
Cerved Group SpA	6,460	67,687
EXOR NV	2,532	183,897

		251,584
Electric Utilities — 0.2%
Enel SpA	23,093	126,914
Fortum Oyj	2,577	60,492

		187,406
Electrical Equipment — 0.4%
Prysmian SpA	14,395	402,790

Electronic Equipment, Instruments & Components — 0.1%
China Railway Signal & Communication Corp. Ltd., Class H (b)	98,324	76,752

Energy Equipment & Services — 0.2%
Halliburton Co.	4,446	221,144

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	3,497	218,178

Food Products — 0.4%
Nestle SA, Registered shares	4,842	365,970

Hotels, Restaurants & Leisure — 0.1%
Gamenet Group SpA (b)	12,846	116,686

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp. (a)	5,112	125,397

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. (a)	141	229,776

Internet Software & Services — 0.4%
Alphabet, Inc., Class A (a)	207	227,702
Facebook, Inc., Class A (a)	801	153,616

		381,318
Machinery — 0.1%
Atlas Copco AB, Class A	2,255	89,451

Media — 0.4%
Altice Europe NV, Class B (a)	19,230	67,575
Altice USA, Inc.	8,005	140,295
Comcast Corp., Class A	4,260	132,827
Liberty Global PLC, Class A (a)	3,512	100,127

		440,824

Security	Shares		Value
Metals & Mining — 0.1%
BHP Billiton PLC — ADR		2,443	$111,841

Multi-Utilities — 0.5%
E.ON SE		14,082	149,173
RWE AG		13,239	300,282

			449,455
Oil, Gas & Consumable Fuels — 0.5%
Berry Petroleum Co. LLC Escrow		219	2,190
Blue Ridge Mountain Resources, Inc. (a)		20,500	169,125
Royal Dutch Shell PLC, Class A		8,732	303,678

			474,993
Personal Products — 0.1%
Edgewell Personal Care Co. (a)		3,268	142,877

Pharmaceuticals — 0.1%
Novo Nordisk A/S, Class B		1,626	77,281

Semiconductors & Semiconductor Equipment — 0.1%
Infineon Technologies AG		3,936	108,176

Software — 0.3%
SAP SE		2,601	292,994

Trading Companies & Distributors — 0.1%
Brenntag AG		1,229	70,779

Total Common Stocks — 6.8% (Cost: $6,904,778)			6,800,209

	Par (000)
Corporate Bonds — 1.1%

Banks — 0.2%
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (b)	USD	200	183,585

Media — 0.3%
Liberty Media Corp., 2.13%, 3/31/48 (b)(c)(d)		259	264,180

Metals & Mining — 0.1%
Cleveland-Cliffs, Inc., 1.50%, 1/15/25 (c)(d)		133	162,070

Oil, Gas & Consumable Fuels — 0.0%
Berry Petroleum Co. LLC, 6.38%, 9/15/22 (a)(e)		400	—

Personal Products — 0.2%
Herbalife Nutrition Ltd., 2.63%, 3/15/24 (b)(c)(d)		192	197,929

Pharmaceuticals — 0.3%
Jazz Investments I Ltd., 1.50%, 8/15/24 (b)(c)(d)		264	269,822

Software — 0.0%
Five9, Inc., 0.13%, 5/01/23 (b)(c)		30	31,569

Total Corporate Bonds — 1.1% (Cost: $1,073,298)			1,109,155

Floating Rate Loan Interests(f) — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
VNR, Exit Term Loan, (3 mo. LIBOR US + 7.50%), 9.82%, 8/04/47		28	25,034

Total Floating Rate Loan Interests — 0.0% (Cost: $27,989)			25,034

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Investment Companies — 20.8%
BlackRock Event Driven Equity Fund, Institutional Class (l)		1,698,367	$15,506,094
BlackRock Global Long/Short Equity Fund, Class K (a)(l)		419,815	5,180,515

Total Investment Companies — 20.8% (Cost: $20,493,684)			20,686,609

	Par (000)
Non-Agency Mortgage-Backed Securities — 4.5%

Collateralized Mortgage Obligations — 4.5%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, (1 mo. LIBOR US + 0.50%), 2.46%, 1/25/36 (f)	USD	2,193	2,302,566
Series 2006-4, Class 23A4, 3.77%, 8/25/36 (g)		1,736	1,201,998
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, (1 mo. LIBOR US + 0.16%), 2.12%, 2/25/37 (f)		959	939,935

Total Non-Agency Mortgage-Backed Securities — 4.5% (Cost: $3,764,802)			4,444,499

	Beneficial Interest (000)
Other Interests — 0.0%(h)

Electric Utilities — 0.0%
Vistra Energy Corp. (a)(d)(e)		1,200	12

Total Other Interests — 0.0% (Cost: $0)			12

	Shares
Preferred Securities — 0.8%
Preferred Stocks — 0.8%

Diversified Financial Services — 0.1%
2017 Mandatory Exchangeable Trust, 5.19%, 12/01/20 (b)(c)(d)		587	69,333

Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc., 6.75%, 07/15/19 (c)(d)		3,794	298,133

Multi-Utilities — 0.4%
Dominion Energy, Inc., Series A, 6.75%, 08/15/19 (c)(d)		5,579	245,755
Sempra Energy, Series A, 6.00%, 01/15/21 (c)(d)		1,584	157,117

			402,872

Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., Series A, 6.75% (c)(d)(i)		250	3

Total Preferred Securities — 0.8% (Cost: $898,247)			770,341

Security	Shares		Value
Rights — 0.1%

Media — 0.1%
Altice Europe NV, Class B (a)		19,230	$130,905

Total Rights — 0.1% (Cost: $142,284)			130,905

	Par (000)
U.S. Government Sponsored Agency Securities — 1.0%

Interest Only Collateralized Mortgage Obligations — 1.0%
Freddie Mac:
Series 303, Class 110, 3.68%, 1/15/43 (g)	USD	389	100,880
Series 4657, Class LI, 4.50%, 7/15/43		393	63,083
Ginnie Mae:
Series 2003-52, Class SE, (1 mo. LIBOR US + 6.60%), 4.67%, 6/16/33 (f)		425	67,978
Series 2013-44, Class IB, 5.00%, 5/16/42		354	88,779
Series 2015-84, Class IO, 3.50%, 5/16/42		538	107,557
Series 2015-H17, Class BI, (1 mo. LIBOR US + 0.00%), 1.94%, 6/20/65 (j)		740	81,960
Series 2016-69, Class WI, 4.50%, 5/20/46		909	200,035
Series 2017-103, Class IM, 5.00%, 6/20/43		379	82,047
Series 2017-H13, Class QI, (12 mo. LIBOR US + 0.00%), 2.14%, 6/20/67 (j)		735	95,499
Series 2017-H18, Class DI, (12 mo. LIBOR US + 0.00%), 2.30%, 9/20/67 (j)		1,014	131,941

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $931,317)			1,019,759

Total Long-Term Investments — 35.1% (Cost: $34,236,399)			34,986,523

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 56.4%

Money Market Funds — 56.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.66% (k)(l)	56,230,796	$56,230,796

Total Short-Term Investments — 56.4% (Cost: $56,230,796)		56,230,796

Options Purchased — 0.1%
(Cost: $143,665)		115,006

Total Investments Before Options Written and Investments Sold Short — 91.6% (Cost: $90,610,860)		91,332,325

Options Written — 0.0%
(Cost: $9,067)		(1,260)

Investments Sold Short — (3.1)%

Common Stocks — (2.7)%
Auto Components — (0.1)%
BorgWarner, Inc.	1,430	(69,755)
Hella GmbH & Co. KGaA	743	(46,795)

		(116,550)

Automobiles — (0.1)%
Fiat Chrysler Automobiles NV	5,903	(133,790)

Banks — (0.1)%
Banco BPM SpA	6,118	(15,941)
Citizens Financial Group, Inc.	1,970	(80,475)

		(96,416)

Capital Markets — (0.1)%
Deutsche Boerse AG	877	(117,148)
FactSet Research Systems, Inc.	77	(15,478)
Thomson Reuters Corp.	270	(10,481)

		(143,107)

Chemicals — (0.1)%
Solvay SA	1,025	(137,385)

Diversified Telecommunication Services — (0.1)%
Telecom Italia SpA	68,342	(54,996)

Electric Utilities — (0.1)%
Enel SpA	12,418	(68,247)
Terna Rete Elettrica Nazionale SpA	14,062	(74,451)

		(142,698)

Electrical Equipment — (0.1)%
OSRAM Licht AG	1,304	(76,919)
Signify NV (b)	1,204	(34,314)

		(111,233)

Electronic Equipment, Instruments & Components — (0.2)%
Belden, Inc.	4,241	(234,361)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Unibail-Rodamco SE	223	(50,208)

Food Products — (0.0)%
Aryzta AG	2,102	(31,410)

Gas Utilities — (0.1)%
Italgas SpA	14,573	(75,738)

Household Products — (0.1)%
Procter & Gamble Co.	808	(59,121)

Insurance — (0.1)%
Unipol Gruppo SpA	19,580	(83,231)

Internet Software & Services — (0.0)%
Five9, Inc.	441	(15,386)

Security	Shares		Value
IT Services — (0.1)%
Wirecard AG		689	$(105,988)

Machinery — (0.1)%
Alfa Laval AB		3,172	(79,196)

Media — (0.2)%
New York Times Co., Class A		2,419	(55,032)
ProSiebenSat.1 Media SE		1,767	(51,952)
Sirius XM Holdings, Inc.		12,358	(87,742)

			(194,726)

Metals & Mining — (0.2)%
Cleveland-Cliffs, Inc.		10,286	(87,020)
thyssenkrupp AG		2,253	(59,443)

			(146,463)

Multi-Utilities — (0.3)%
Dominion Energy, Inc.		2,794	(179,347)
Sempra Energy		975	(103,867)

			(283,214)

Personal Products — (0.1)%
Herbalife Nutrition Ltd.		1,922	(97,580)

Pharmaceuticals — (0.1)%
Jazz Pharmaceuticals PLC		602	(101,738)

Textiles, Apparel & Luxury Goods — (0.1)%
Luxottica Group SpA		1,627	(101,315)

Transportation Infrastructure — (0.1)%
Atlantia SpA		2,671	(77,431)

Total Common Stocks — (2.7)% (Cost: $2,865,407)			(2,673,281)

	Par (000)
Corporate Bonds — (0.1)%

Metals & Mining — (0.1)%
Cleveland-Cliffs, Inc., 5.75%, 3/01/25	USD	87	(83,276)

Total Corporate Bonds — (0.1)% (Cost: $83,520)			(83,276)

	Shares
Investment Companies — (0.3)%
iShares Russell 2000 ETF (l)		1,025	(166,839)
SPDR S&P 500 ETF Trust		433	(117,317)

Total Investment Companies — (0.3)% (Cost: $270,786)			(284,156)

Total Investments Sold Short — (3.1)% (Cost: $3,219,713)			(3,040,713)

Total Investments — 88.5% (Cost: $87,382,080)			88,290,352
Other Assets Less Liabilities — 11.5%			11,448,018

Net Assets — 100.0%			$99,738,370

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Convertible security.
(d)	All or a portion of the security has been pledged as collateral in connection with short sales.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Perpetual security with no stated maturity date.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended May 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Event Driven Equity Fund, Institutional Class	1,417,942	280,425		—	1,698,367	$15,506,094	$—	$746,556	$(700,675)
BlackRock Global Long/Short Equity Fund — Class K	—	419,815		—	419,815	5,180,515	—	—	180,520
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,502,120	28,728,676	(b)	—	56,230,796	56,230,796	280,807	108	—
iShares 20+ Year Treasury Bond ETF	—	1,100		(1,100)	—	—	—	6	—
iShares China Large Cap ETF	—	46,658		(46,658)	—	—	35,138	1,155	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,001		(1,001)	—	—	—	484	—
iShares MSCI Brazil Capped ETF	154	—		(154)	—	—	—	1,040	(740)
iShares MSCI Emerging Markets ETF	—	8,534		(8,534)	—	—	3,761	1,469	—
iShares MSCI Sweden Capped ETF	1,172	—		(1,172)	—	—	—	471	(345)
iShares Russell 2000 ETF	—	149		(149)	—	—	—	507	—

						$76,917,405	$319,706	$751,796	$(521,240)

(a)	Includes net capital gain distributions.
(b)	Represents net shares purchased.

Affiliate Persons and/or Related Parties Investments Sold Short	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Expense	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares China Large-Cap ETF	(20,737)	183,282	(162,545)	—	$—	$(37,672)	$(21,383)	$18,528
iShares MSCI EAFE ETF	(3,153)	127,016	(123,863)	—	—	(1,698)	33,405	28
iShares MSCI Emerging Markets ETF	(17,868)	82,378	(64,510)	—	—	(2,736)	(19,025)	8,989
iShares MSCI Turkey ETF	(3,406)	3,689	(283)	—	—	(411)	(6,987)	21,763
iShares Russell 2000 ETF	—	1,044	(2,069)	(1,025)	(166,839)	(1,341)	2,054	(11,477)

					$(166,839)	$(43,858)	$(11,936)	$37,831

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	2	06/07/18	$ 310	$ 513
S&P/Toronto Stock Exchange 60 Index	7	06/14/18	1,025	17,013
Amsterdam Exchanges Index	2	06/15/18	258	(4,634)
CAC 40 10 Euro Index	2	06/15/18	126	(2,902)
DAX Index	6	06/15/18	2,212	(64,148)
Euro STOXX 50 Index	22	06/15/18	876	(18,002)
FTSE/MIB Index	1	06/15/18	127	705
OMX Nordic Exchange	54	06/15/18	945	(33,171)
ASX SPI 200 Index	8	06/21/18	910	(14,874)

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Hang Seng Index	1	06/28/18	$ 194	$ (774)
SGX MSCI Singapore Index	11	06/28/18	322	(8,779)
3-month EuroYen	2	09/14/18	459	34
Canadian Bankers Acceptance	12	09/17/18	2,269	1,130
U.S. Treasury Bonds (30 Year)	2	09/19/18	290	2,247
Long Gilt British	30	09/26/18	4,924	62,117
U.S. Treasury Notes (2 Year)	85	09/28/18	18,040	23,695

				(39,830)

Short Contracts
Euro-Bund	(26)	06/07/18	4,928	(15,033)
Euro-Schatz	(106)	06/07/18	13,902	(41,328)
Nikkei 225 Index	(2)	06/07/18	408	5,692
TOPIX Index	(6)	06/07/18	962	15,063
Australian Government Bonds (3 Year)	(47)	06/15/18	10,693	(5,137)
Australian Government Bonds (10 Year)	(33)	06/15/18	3,220	(59,425)
DAX Index	(2)	06/15/18	745	17,864
E-Mini Dow ($5)	(3)	06/15/18	366	3,189
E-Mini S&P 500 Index	(18)	06/15/18	2,435	3,723
Euro STOXX 50 Index	(44)	06/15/18	1,752	7,041
FTSE 100 Index	(2)	06/15/18	204	649
NASDAQ 100 E-Mini Index	(2)	06/15/18	279	86
Russell 2000 Mini Index	(4)	06/15/18	327	(8,739)
ASX 90 Day Bank Accepted Bills	(45)	09/13/18	33,869	499
3-month Euro Swiss Franc Interest Rate	(2)	09/17/18	511	(281)
Canadian Government Bonds (10 Year)	(42)	09/19/18	4,403	(63,677)
U.S. Treasury Notes (10 Year)	(5)	09/19/18	602	(4,499)
U.S. Treasury Notes (5 Year)	(31)	09/28/18	3,531	(15,297)
3-month EURIBOR	(62)	03/18/19	18,164	3,458
Euro Dollar	(264)	03/18/19	64,254	(11,196)
Three Month Sterling	(99)	03/20/19	16,311	(41,091)

				(208,439)

				$(248,269)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	105,185	USD	122,305	JPMorgan Chase Bank N.A.	06/07/18	$ 731
EUR	224,507	USD	261,047	JPMorgan Chase Bank N.A.	06/07/18	1,561
USD	186,803	DKK	1,165,531	JPMorgan Chase Bank N.A.	06/14/18	3,523
USD	2,773	EUR	2,323	JPMorgan Chase Bank N.A.	06/14/18	54
USD	5,531	EUR	4,677	JPMorgan Chase Bank N.A.	06/14/18	57
USD	11,328	EUR	9,444	JPMorgan Chase Bank N.A.	06/14/18	275
USD	38,106	EUR	32,243	JPMorgan Chase Bank N.A.	06/14/18	369
USD	72,785	EUR	60,678	JPMorgan Chase Bank N.A.	06/14/18	1,769
USD	3,267,386	EUR	2,736,972	JPMorgan Chase Bank N.A.	06/14/18	64,094
USD	11,987	GBP	8,878	JPMorgan Chase Bank N.A.	06/14/18	176
USD	297,564	SEK	2,570,481	JPMorgan Chase Bank N.A.	06/14/18	5,759
AUD	28,855	USD	21,803	JPMorgan Chase Bank N.A.	06/20/18	21
AUD	38,457	USD	29,058	JPMorgan Chase Bank N.A.	06/20/18	28
AUD	15,006	USD	11,273	JPMorgan Chase Bank N.A.	06/20/18	77
AUD	15,006	USD	11,268	JPMorgan Chase Bank N.A.	06/20/18	82
AUD	44,394	USD	33,350	JPMorgan Chase Bank N.A.	06/20/18	227
AUD	44,394	USD	33,334	JPMorgan Chase Bank N.A.	06/20/18	243
AUD	96,454	USD	72,586	JPMorgan Chase Bank N.A.	06/20/18	367

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	100,353	USD	75,349	JPMorgan Chase Bank N.A.	06/20/18	$ 552
AUD	150,128	USD	112,851	JPMorgan Chase Bank N.A.	06/20/18	697
AUD	162,674	USD	122,120	JPMorgan Chase Bank N.A.	06/20/18	917
AUD	267,135	USD	201,030	JPMorgan Chase Bank N.A.	06/20/18	1,016
AUD	296,878	USD	222,908	JPMorgan Chase Bank N.A.	06/20/18	1,634
CAD	82,292	USD	63,014	JPMorgan Chase Bank N.A.	06/20/18	492
CAD	464,805	USD	356,943	JPMorgan Chase Bank N.A.	06/20/18	1,751
CAD	386,662	USD	295,902	JPMorgan Chase Bank N.A.	06/20/18	2,488
EUR	97,402	USD	113,766	JPMorgan Chase Bank N.A.	06/20/18	287
EUR	52,446	USD	61,076	JPMorgan Chase Bank N.A.	06/20/18	336
EUR	590,441	USD	682,415	JPMorgan Chase Bank N.A.	06/20/18	8,962
JPY	918,908	USD	8,422	JPMorgan Chase Bank N.A.	06/20/18	37
JPY	1,711,498	USD	15,687	JPMorgan Chase Bank N.A.	06/20/18	69
JPY	9,542,384	USD	87,721	JPMorgan Chase Bank N.A.	06/20/18	124
JPY	7,026,796	USD	64,190	JPMorgan Chase Bank N.A.	06/20/18	497
JPY	3,898,142	USD	35,227	JPMorgan Chase Bank N.A.	06/20/18	658
JPY	27,964,559	USD	256,705	JPMorgan Chase Bank N.A.	06/20/18	732
JPY	6,982,695	USD	63,423	JPMorgan Chase Bank N.A.	06/20/18	858
JPY	6,632,454	USD	59,939	JPMorgan Chase Bank N.A.	06/20/18	1,119
JPY	46,673,215	USD	428,444	JPMorgan Chase Bank N.A.	06/20/18	1,221
JPY	18,037,293	USD	164,771	JPMorgan Chase Bank N.A.	06/20/18	1,277
JPY	14,140,340	USD	128,387	JPMorgan Chase Bank N.A.	06/20/18	1,787
JPY	62,827,828	USD	575,562	JPMorgan Chase Bank N.A.	06/20/18	2,820
JPY	20,593,233	USD	186,099	JPMorgan Chase Bank N.A.	06/20/18	3,478
JPY	54,577,221	USD	498,649	JPMorgan Chase Bank N.A.	06/20/18	3,780
JPY	21,452,892	USD	193,593	JPMorgan Chase Bank N.A.	06/20/18	3,899
JPY	50,544,689	USD	456,781	JPMorgan Chase Bank N.A.	06/20/18	8,524
NOK	38,973	USD	4,724	JPMorgan Chase Bank N.A.	06/20/18	43
NOK	131,143	USD	15,967	JPMorgan Chase Bank N.A.	06/20/18	73
NOK	441,950	USD	53,808	JPMorgan Chase Bank N.A.	06/20/18	247
NOK	1,338,194	USD	162,190	JPMorgan Chase Bank N.A.	06/20/18	1,484
NZD	285	USD	198	JPMorgan Chase Bank N.A.	06/20/18	1
NZD	62,266	USD	43,567	JPMorgan Chase Bank N.A.	06/20/18	7
NZD	5,791	USD	4,019	JPMorgan Chase Bank N.A.	06/20/18	34
NZD	8,023	USD	5,538	JPMorgan Chase Bank N.A.	06/20/18	77
NZD	13,840	USD	9,572	JPMorgan Chase Bank N.A.	06/20/18	113
NZD	42,706	USD	29,763	JPMorgan Chase Bank N.A.	06/20/18	123
NZD	28,003	USD	19,472	JPMorgan Chase Bank N.A.	06/20/18	124
NZD	22,595	USD	15,670	JPMorgan Chase Bank N.A.	06/20/18	142
NZD	16,267	USD	11,229	JPMorgan Chase Bank N.A.	06/20/18	155
NZD	39,875	USD	27,524	JPMorgan Chase Bank N.A.	06/20/18	381
NZD	66,595	USD	46,185	JPMorgan Chase Bank N.A.	06/20/18	419
NZD	71,405	USD	49,473	JPMorgan Chase Bank N.A.	06/20/18	497
NZD	155,325	USD	108,138	JPMorgan Chase Bank N.A.	06/20/18	560
NZD	82,054	USD	56,851	JPMorgan Chase Bank N.A.	06/20/18	571
NZD	48,017	USD	33,017	JPMorgan Chase Bank N.A.	06/20/18	585
NZD	86,435	USD	59,434	JPMorgan Chase Bank N.A.	06/20/18	1,053
NZD	88,051	USD	60,415	JPMorgan Chase Bank N.A.	06/20/18	1,203
NZD	146,039	USD	100,809	JPMorgan Chase Bank N.A.	06/20/18	1,390
SEK	132,923	USD	15,045	JPMorgan Chase Bank N.A.	06/20/18	52
SEK	2,007,395	USD	227,869	JPMorgan Chase Bank N.A.	06/20/18	127
SEK	532,324	USD	60,253	JPMorgan Chase Bank N.A.	06/20/18	207

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	210,659	USD	23,632	JPMorgan Chase Bank N.A.	06/20/18	$ 295
SEK	338,583	USD	37,982	JPMorgan Chase Bank N.A.	06/20/18	474
SEK	1,010,763	USD	114,006	JPMorgan Chase Bank N.A.	06/20/18	795
USD	53,151	AUD	70,266	JPMorgan Chase Bank N.A.	06/20/18	6
USD	3,471	AUD	4,580	JPMorgan Chase Bank N.A.	06/20/18	7
USD	82,039	AUD	108,456	JPMorgan Chase Bank N.A.	06/20/18	9
USD	21,219	AUD	28,005	JPMorgan Chase Bank N.A.	06/20/18	37
USD	17,857	AUD	23,545	JPMorgan Chase Bank N.A.	06/20/18	49
USD	295,116	AUD	390,076	JPMorgan Chase Bank N.A.	06/20/18	84
USD	17,464	AUD	22,968	JPMorgan Chase Bank N.A.	06/20/18	92
USD	44,722	AUD	58,968	JPMorgan Chase Bank N.A.	06/20/18	122
USD	16,506	AUD	21,476	JPMorgan Chase Bank N.A.	06/20/18	263
USD	140,123	AUD	184,908	JPMorgan Chase Bank N.A.	06/20/18	269
USD	10,896	AUD	14,043	JPMorgan Chase Bank N.A.	06/20/18	274
USD	51,859	AUD	68,186	JPMorgan Chase Bank N.A.	06/20/18	287
USD	206,753	AUD	272,782	JPMorgan Chase Bank N.A.	06/20/18	436
USD	255,999	AUD	337,876	JPMorgan Chase Bank N.A.	06/20/18	448
USD	23,193	AUD	29,920	JPMorgan Chase Bank N.A.	06/20/18	563
USD	102,838	AUD	135,215	JPMorgan Chase Bank N.A.	06/20/18	569
USD	32,469	AUD	42,161	JPMorgan Chase Bank N.A.	06/20/18	580
USD	45,140	AUD	58,847	JPMorgan Chase Bank N.A.	06/20/18	632
USD	36,087	AUD	46,860	JPMorgan Chase Bank N.A.	06/20/18	645
USD	24,457	AUD	31,425	JPMorgan Chase Bank N.A.	06/20/18	689
USD	54,490	AUD	70,236	JPMorgan Chase Bank N.A.	06/20/18	1,368
USD	91,038	AUD	118,447	JPMorgan Chase Bank N.A.	06/20/18	1,452
USD	93,091	AUD	119,981	JPMorgan Chase Bank N.A.	06/20/18	2,344
USD	118,696	AUD	153,017	JPMorgan Chase Bank N.A.	06/20/18	2,962
USD	146,504	AUD	189,691	JPMorgan Chase Bank N.A.	06/20/18	3,033
USD	368,079	AUD	474,847	JPMorgan Chase Bank N.A.	06/20/18	8,931
USD	752,188	AUD	979,108	JPMorgan Chase Bank N.A.	06/20/18	11,646
USD	575,534	AUD	741,952	JPMorgan Chase Bank N.A.	06/20/18	14,364
USD	594,434	AUD	766,205	JPMorgan Chase Bank N.A.	06/20/18	14,920
USD	2,246,218	AUD	2,856,275	JPMorgan Chase Bank N.A.	06/20/18	85,892
USD	436	CAD	557	JPMorgan Chase Bank N.A.	06/20/18	6
USD	6,334	CAD	8,127	JPMorgan Chase Bank N.A.	06/20/18	63
USD	17,701	CAD	22,787	JPMorgan Chase Bank N.A.	06/20/18	116
USD	14,173	CAD	18,186	JPMorgan Chase Bank N.A.	06/20/18	139
USD	15,007	CAD	19,206	JPMorgan Chase Bank N.A.	06/20/18	186
USD	26,907	CAD	34,616	JPMorgan Chase Bank N.A.	06/20/18	193
USD	27,290	CAD	35,105	JPMorgan Chase Bank N.A.	06/20/18	199
USD	40,673	CAD	52,327	JPMorgan Chase Bank N.A.	06/20/18	292
USD	33,672	CAD	43,206	JPMorgan Chase Bank N.A.	06/20/18	330
USD	37,883	CAD	48,495	JPMorgan Chase Bank N.A.	06/20/18	459
USD	45,691	CAD	58,503	JPMorgan Chase Bank N.A.	06/20/18	544
USD	66,808	CAD	85,840	JPMorgan Chase Bank N.A.	06/20/18	565
USD	107,169	CAD	138,065	JPMorgan Chase Bank N.A.	06/20/18	623
USD	87,082	CAD	111,726	JPMorgan Chase Bank N.A.	06/20/18	862
USD	73,674	CAD	94,135	JPMorgan Chase Bank N.A.	06/20/18	1,029
USD	135,651	CAD	174,220	JPMorgan Chase Bank N.A.	06/20/18	1,204
USD	85,007	CAD	108,436	JPMorgan Chase Bank N.A.	06/20/18	1,327
USD	109,856	CAD	140,599	JPMorgan Chase Bank N.A.	06/20/18	1,355
USD	160,313	CAD	205,620	JPMorgan Chase Bank N.A.	06/20/18	1,635

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	296,773	CAD	382,330	JPMorgan Chase Bank N.A.	06/20/18	$ 1,726
USD	120,945	CAD	154,244	JPMorgan Chase Bank N.A.	06/20/18	1,914
USD	128,852	CAD	164,441	JPMorgan Chase Bank N.A.	06/20/18	1,951
USD	193,121	CAD	247,421	JPMorgan Chase Bank N.A.	06/20/18	2,184
USD	203,268	CAD	260,428	JPMorgan Chase Bank N.A.	06/20/18	2,294
USD	82,362	CAD	103,473	JPMorgan Chase Bank N.A.	06/20/18	2,511
USD	468,343	CAD	602,902	JPMorgan Chase Bank N.A.	06/20/18	3,064
USD	288,057	CAD	369,059	JPMorgan Chase Bank N.A.	06/20/18	3,251
USD	387,004	CAD	497,249	JPMorgan Chase Bank N.A.	06/20/18	3,273
USD	220,145	CAD	280,704	JPMorgan Chase Bank N.A.	06/20/18	3,524
USD	138,805	CAD	174,678	JPMorgan Chase Bank N.A.	06/20/18	4,004
USD	290,528	CAD	370,773	JPMorgan Chase Bank N.A.	06/20/18	4,400
USD	185,946	CAD	234,003	JPMorgan Chase Bank N.A.	06/20/18	5,364
USD	346,344	CAD	441,701	JPMorgan Chase Bank N.A.	06/20/18	5,480
USD	454,606	CAD	581,952	JPMorgan Chase Bank N.A.	06/20/18	5,509
USD	398,375	CAD	509,014	JPMorgan Chase Bank N.A.	06/20/18	5,565
USD	548,308	CAD	702,052	JPMorgan Chase Bank N.A.	06/20/18	6,529
USD	724,852	CAD	927,699	JPMorgan Chase Bank N.A.	06/20/18	8,939
USD	317,827	CAD	399,291	JPMorgan Chase Bank N.A.	06/20/18	9,691
USD	7,612	EUR	6,405	JPMorgan Chase Bank N.A.	06/20/18	112
USD	152,804	EUR	130,375	JPMorgan Chase Bank N.A.	06/20/18	141
USD	251,212	EUR	214,339	JPMorgan Chase Bank N.A.	06/20/18	232
USD	115,606	EUR	98,474	JPMorgan Chase Bank N.A.	06/20/18	298
USD	81,781	EUR	69,427	JPMorgan Chase Bank N.A.	06/20/18	486
USD	12,389	EUR	10,005	JPMorgan Chase Bank N.A.	06/20/18	674
USD	365,429	EUR	311,274	JPMorgan Chase Bank N.A.	06/20/18	942
USD	21,376	EUR	17,151	JPMorgan Chase Bank N.A.	06/20/18	1,293
USD	184,269	EUR	156,096	JPMorgan Chase Bank N.A.	06/20/18	1,488
USD	129,185	EUR	108,968	JPMorgan Chase Bank N.A.	06/20/18	1,588
USD	257,818	EUR	218,649	JPMorgan Chase Bank N.A.	06/20/18	1,791
USD	121,806	EUR	102,491	JPMorgan Chase Bank N.A.	06/20/18	1,795
USD	70,119	EUR	58,265	JPMorgan Chase Bank N.A.	06/20/18	1,893
USD	37,675	EUR	30,540	JPMorgan Chase Bank N.A.	06/20/18	1,914
USD	43,120	EUR	35,182	JPMorgan Chase Bank N.A.	06/20/18	1,924
USD	40,507	EUR	32,914	JPMorgan Chase Bank N.A.	06/20/18	1,966
USD	166,738	EUR	140,645	JPMorgan Chase Bank N.A.	06/20/18	2,050
USD	47,252	EUR	38,158	JPMorgan Chase Bank N.A.	06/20/18	2,571
USD	120,271	EUR	100,306	JPMorgan Chase Bank N.A.	06/20/18	2,818
USD	120,020	EUR	100,053	JPMorgan Chase Bank N.A.	06/20/18	2,863
USD	329,338	EUR	278,507	JPMorgan Chase Bank N.A.	06/20/18	3,220
USD	376,658	EUR	318,524	JPMorgan Chase Bank N.A.	06/20/18	3,682
USD	100,904	EUR	82,956	JPMorgan Chase Bank N.A.	06/20/18	3,766
USD	519,264	EUR	439,874	JPMorgan Chase Bank N.A.	06/20/18	4,193
USD	77,994	EUR	62,832	JPMorgan Chase Bank N.A.	06/20/18	4,421
USD	812,917	EUR	690,113	JPMorgan Chase Bank N.A.	06/20/18	4,828
USD	241,526	EUR	202,099	JPMorgan Chase Bank N.A.	06/20/18	4,878
USD	478,924	EUR	404,598	JPMorgan Chase Bank N.A.	06/20/18	5,160
USD	95,051	EUR	76,430	JPMorgan Chase Bank N.A.	06/20/18	5,555
USD	248,517	EUR	206,505	JPMorgan Chase Bank N.A.	06/20/18	6,710
USD	188,480	EUR	151,854	JPMorgan Chase Bank N.A.	06/20/18	10,666
USD	316,752	EUR	261,379	JPMorgan Chase Bank N.A.	06/20/18	10,690
USD	587,964	EUR	491,984	JPMorgan Chase Bank N.A.	06/20/18	11,875

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	283,169	EUR	231,038	JPMorgan Chase Bank N.A.	06/20/18	$12,635
USD	261,697	EUR	211,138	JPMorgan Chase Bank N.A.	06/20/18	14,465
USD	224,536	EUR	179,313	JPMorgan Chase Bank N.A.	06/20/18	14,569
USD	252,529	EUR	203,145	JPMorgan Chase Bank N.A.	06/20/18	14,656
USD	414,668	EUR	341,335	JPMorgan Chase Bank N.A.	06/20/18	14,981
USD	301,137	EUR	244,095	JPMorgan Chase Bank N.A.	06/20/18	15,313
USD	316,452	EUR	255,765	JPMorgan Chase Bank N.A.	06/20/18	16,964
USD	309,509	EUR	249,104	JPMorgan Chase Bank N.A.	06/20/18	17,820
USD	417,792	EUR	337,330	JPMorgan Chase Bank N.A.	06/20/18	22,795
USD	429,598	EUR	346,117	JPMorgan Chase Bank N.A.	06/20/18	24,312
USD	541,693	EUR	437,447	JPMorgan Chase Bank N.A.	06/20/18	29,464
USD	635,885	EUR	512,268	JPMorgan Chase Bank N.A.	06/20/18	36,044
USD	674,128	EUR	542,621	JPMorgan Chase Bank N.A.	06/20/18	38,746
USD	689,481	EUR	554,871	JPMorgan Chase Bank N.A.	06/20/18	39,754
USD	9,906	GBP	7,435	JPMorgan Chase Bank N.A.	06/20/18	11
USD	9,504	GBP	7,003	JPMorgan Chase Bank N.A.	06/20/18	184
USD	254,770	GBP	191,224	JPMorgan Chase Bank N.A.	06/20/18	295
USD	19,145	GBP	14,146	JPMorgan Chase Bank N.A.	06/20/18	320
USD	6,038	GBP	4,296	JPMorgan Chase Bank N.A.	06/20/18	321
USD	13,996	GBP	9,980	JPMorgan Chase Bank N.A.	06/20/18	715
USD	15,264	GBP	10,820	JPMorgan Chase Bank N.A.	06/20/18	865
USD	49,167	GBP	36,231	JPMorgan Chase Bank N.A.	06/20/18	952
USD	26,415	GBP	18,835	JPMorgan Chase Bank N.A.	06/20/18	1,350
USD	85,935	GBP	63,490	JPMorgan Chase Bank N.A.	06/20/18	1,444
USD	30,750	GBP	21,945	JPMorgan Chase Bank N.A.	06/20/18	1,546
USD	26,044	GBP	18,344	JPMorgan Chase Bank N.A.	06/20/18	1,633
USD	106,498	GBP	78,776	JPMorgan Chase Bank N.A.	06/20/18	1,665
USD	29,175	GBP	20,526	JPMorgan Chase Bank N.A.	06/20/18	1,860
USD	29,673	GBP	20,714	JPMorgan Chase Bank N.A.	06/20/18	2,107
USD	42,517	GBP	30,251	JPMorgan Chase Bank N.A.	06/20/18	2,260
USD	37,113	GBP	26,140	JPMorgan Chase Bank N.A.	06/20/18	2,327
USD	145,016	GBP	107,154	JPMorgan Chase Bank N.A.	06/20/18	2,418
USD	51,440	GBP	36,654	JPMorgan Chase Bank N.A.	06/20/18	2,662
USD	163,059	GBP	120,471	JPMorgan Chase Bank N.A.	06/20/18	2,740
USD	167,846	GBP	124,024	JPMorgan Chase Bank N.A.	06/20/18	2,799
USD	48,035	GBP	33,942	JPMorgan Chase Bank N.A.	06/20/18	2,866
USD	56,233	GBP	39,946	JPMorgan Chase Bank N.A.	06/20/18	3,074
USD	51,142	GBP	36,053	JPMorgan Chase Bank N.A.	06/20/18	3,164
USD	72,454	GBP	51,959	JPMorgan Chase Bank N.A.	06/20/18	3,308
USD	207,505	GBP	153,099	JPMorgan Chase Bank N.A.	06/20/18	3,765
USD	56,377	GBP	39,356	JPMorgan Chase Bank N.A.	06/20/18	4,003
USD	85,800	GBP	61,410	JPMorgan Chase Bank N.A.	06/20/18	4,077
USD	83,868	GBP	59,799	JPMorgan Chase Bank N.A.	06/20/18	4,289
USD	72,359	GBP	51,130	JPMorgan Chase Bank N.A.	06/20/18	4,317
USD	239,661	GBP	176,597	JPMorgan Chase Bank N.A.	06/20/18	4,651
USD	283,722	GBP	209,074	JPMorgan Chase Bank N.A.	06/20/18	5,492
USD	130,168	GBP	93,348	JPMorgan Chase Bank N.A.	06/20/18	5,943
USD	124,446	GBP	88,675	JPMorgan Chase Bank N.A.	06/20/18	6,440
USD	186,866	GBP	135,352	JPMorgan Chase Bank N.A.	06/20/18	6,743
USD	114,043	GBP	80,395	JPMorgan Chase Bank N.A.	06/20/18	7,056
USD	542,515	GBP	399,393	JPMorgan Chase Bank N.A.	06/20/18	11,014
USD	230,138	GBP	163,481	JPMorgan Chase Bank N.A.	06/20/18	12,582

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	383,849	GBP	270,054	JPMorgan Chase Bank N.A.	06/20/18	$ 24,468
USD	399,466	GBP	280,984	JPMorgan Chase Bank N.A.	06/20/18	25,541
USD	706,143	GBP	500,563	JPMorgan Chase Bank N.A.	06/20/18	40,008
USD	4,347,216	GBP	3,100,214	JPMorgan Chase Bank N.A.	06/20/18	221,537
USD	2,962	JPY	316,107	JPMorgan Chase Bank N.A.	06/20/18	52
USD	65,909	JPY	7,141,438	JPMorgan Chase Bank N.A.	06/20/18	166
USD	12,495	JPY	1,301,507	JPMorgan Chase Bank N.A.	06/20/18	514
USD	35,307	JPY	3,772,019	JPMorgan Chase Bank N.A.	06/20/18	582
USD	56,630	JPY	6,078,252	JPMorgan Chase Bank N.A.	06/20/18	675
USD	44,518	JPY	4,735,728	JPMorgan Chase Bank N.A.	06/20/18	921
USD	77,994	JPY	8,349,611	JPMorgan Chase Bank N.A.	06/20/18	1,129
USD	106,877	JPY	11,422,049	JPMorgan Chase Bank N.A.	06/20/18	1,728
USD	108,687	JPY	11,549,433	JPMorgan Chase Bank N.A.	06/20/18	2,365
USD	112,834	JPY	11,952,147	JPMorgan Chase Bank N.A.	06/20/18	2,805
USD	127,288	JPY	13,500,980	JPMorgan Chase Bank N.A.	06/20/18	3,001
USD	251,738	JPY	26,844,347	JPMorgan Chase Bank N.A.	06/20/18	4,613
USD	235,044	JPY	25,003,622	JPMorgan Chase Bank N.A.	06/20/18	4,865
USD	154,266	JPY	16,068,224	JPMorgan Chase Bank N.A.	06/20/18	6,345
USD	395,188	JPY	42,234,204	JPMorgan Chase Bank N.A.	06/20/18	6,388
USD	291,158	JPY	30,697,146	JPMorgan Chase Bank N.A.	06/20/18	8,566
USD	609,497	JPY	64,096,308	JPMorgan Chase Bank N.A.	06/20/18	19,437
USD	615,498	JPY	64,705,925	JPMorgan Chase Bank N.A.	06/20/18	19,827
USD	672,592	JPY	70,127,898	JPMorgan Chase Bank N.A.	06/20/18	27,007
USD	290	NOK	2,366	JPMorgan Chase Bank N.A.	06/20/18	1
USD	111	NOK	904	JPMorgan Chase Bank N.A.	06/20/18	1
USD	47	NOK	363	JPMorgan Chase Bank N.A.	06/20/18	3
USD	633	NOK	5,132	JPMorgan Chase Bank N.A.	06/20/18	5
USD	1,129	NOK	9,002	JPMorgan Chase Bank N.A.	06/20/18	28
USD	2,345	NOK	18,653	JPMorgan Chase Bank N.A.	06/20/18	63
USD	4,956	NOK	39,902	JPMorgan Chase Bank N.A.	06/20/18	76
USD	4,514	NOK	36,147	JPMorgan Chase Bank N.A.	06/20/18	93
USD	5,565	NOK	44,447	JPMorgan Chase Bank N.A.	06/20/18	128
USD	3,714	NOK	29,224	JPMorgan Chase Bank N.A.	06/20/18	139
USD	44,178	NOK	360,051	JPMorgan Chase Bank N.A.	06/20/18	140
USD	2,578	NOK	19,820	JPMorgan Chase Bank N.A.	06/20/18	153
USD	13,172	NOK	106,436	JPMorgan Chase Bank N.A.	06/20/18	154
USD	15,992	NOK	129,419	JPMorgan Chase Bank N.A.	06/20/18	163
USD	11,522	NOK	92,846	JPMorgan Chase Bank N.A.	06/20/18	166
USD	3,645	NOK	28,087	JPMorgan Chase Bank N.A.	06/20/18	210
USD	14,944	NOK	119,659	JPMorgan Chase Bank N.A.	06/20/18	309
USD	21,299	NOK	171,543	JPMorgan Chase Bank N.A.	06/20/18	318
USD	32,986	NOK	266,945	JPMorgan Chase Bank N.A.	06/20/18	336
USD	11,010	NOK	87,076	JPMorgan Chase Bank N.A.	06/20/18	360
USD	25,987	NOK	209,347	JPMorgan Chase Bank N.A.	06/20/18	382
USD	8,029	NOK	61,906	JPMorgan Chase Bank N.A.	06/20/18	457
USD	31,022	NOK	248,619	JPMorgan Chase Bank N.A.	06/20/18	614
USD	45,433	NOK	365,814	JPMorgan Chase Bank N.A.	06/20/18	690
USD	51,581	NOK	415,663	JPMorgan Chase Bank N.A.	06/20/18	742
USD	31,122	NOK	248,240	JPMorgan Chase Bank N.A.	06/20/18	759
USD	31,548	NOK	248,263	JPMorgan Chase Bank N.A.	06/20/18	1,183
USD	98,380	NOK	792,519	JPMorgan Chase Bank N.A.	06/20/18	1,447
USD	113,193	NOK	911,275	JPMorgan Chase Bank N.A.	06/20/18	1,735

10

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,282	NOK	535,257	JPMorgan Chase Bank N.A.	06/20/18	$ 1,814
USD	125,442	NOK	1,010,315	JPMorgan Chase Bank N.A.	06/20/18	1,871
USD	102,139	NOK	817,925	JPMorgan Chase Bank N.A.	06/20/18	2,098
USD	131,982	NOK	1,056,774	JPMorgan Chase Bank N.A.	06/20/18	2,728
USD	83,538	NOK	642,343	JPMorgan Chase Bank N.A.	06/20/18	4,973
USD	109,995	NOK	853,969	JPMorgan Chase Bank N.A.	06/20/18	5,546
USD	119,448	NOK	920,455	JPMorgan Chase Bank N.A.	06/20/18	6,867
USD	121,035	NOK	928,316	JPMorgan Chase Bank N.A.	06/20/18	7,492
USD	163,953	NOK	1,263,859	JPMorgan Chase Bank N.A.	06/20/18	9,370
USD	216,606	NOK	1,670,171	JPMorgan Chase Bank N.A.	06/20/18	12,327
USD	222,140	NOK	1,707,548	JPMorgan Chase Bank N.A.	06/20/18	13,290
USD	306	NZD	419	JPMorgan Chase Bank N.A.	06/20/18	12
USD	31,589	NZD	45,083	JPMorgan Chase Bank N.A.	06/20/18	40
USD	2,394	NZD	3,318	JPMorgan Chase Bank N.A.	06/20/18	72
USD	5,295	NZD	7,446	JPMorgan Chase Bank N.A.	06/20/18	85
USD	11,025	NZD	15,604	JPMorgan Chase Bank N.A.	06/20/18	105
USD	17,807	NZD	25,204	JPMorgan Chase Bank N.A.	06/20/18	169
USD	3,620	NZD	4,919	JPMorgan Chase Bank N.A.	06/20/18	178
USD	5,895	NZD	8,118	JPMorgan Chase Bank N.A.	06/20/18	214
USD	6,247	NZD	8,609	JPMorgan Chase Bank N.A.	06/20/18	222
USD	6,511	NZD	8,915	JPMorgan Chase Bank N.A.	06/20/18	272
USD	56,726	NZD	80,666	JPMorgan Chase Bank N.A.	06/20/18	275
USD	7,920	NZD	10,844	JPMorgan Chase Bank N.A.	06/20/18	331
USD	41,904	NZD	59,369	JPMorgan Chase Bank N.A.	06/20/18	357
USD	25,188	NZD	35,215	JPMorgan Chase Bank N.A.	06/20/18	544
USD	20,342	NZD	28,199	JPMorgan Chase Bank N.A.	06/20/18	608
USD	58,052	NZD	81,953	JPMorgan Chase Bank N.A.	06/20/18	701
USD	65,216	NZD	92,066	JPMorgan Chase Bank N.A.	06/20/18	787
USD	24,439	NZD	33,178	JPMorgan Chase Bank N.A.	06/20/18	1,221
USD	62,222	NZD	86,993	JPMorgan Chase Bank N.A.	06/20/18	1,344
USD	28,846	NZD	39,173	JPMorgan Chase Bank N.A.	06/20/18	1,433
USD	50,393	NZD	69,951	JPMorgan Chase Bank N.A.	06/20/18	1,441
USD	32,624	NZD	44,328	JPMorgan Chase Bank N.A.	06/20/18	1,603
USD	46,817	NZD	63,558	JPMorgan Chase Bank N.A.	06/20/18	2,339
USD	78,134	NZD	106,291	JPMorgan Chase Bank N.A.	06/20/18	3,751
USD	78,593	NZD	106,546	JPMorgan Chase Bank N.A.	06/20/18	4,031
USD	112,574	NZD	154,837	JPMorgan Chase Bank N.A.	06/20/18	4,218
USD	160,653	NZD	220,273	JPMorgan Chase Bank N.A.	06/20/18	6,504
USD	152,795	NZD	208,981	JPMorgan Chase Bank N.A.	06/20/18	6,548
USD	190,648	NZD	262,739	JPMorgan Chase Bank N.A.	06/20/18	6,781
USD	33,778	SEK	297,346	JPMorgan Chase Bank N.A.	06/20/18	7
USD	12,589	SEK	110,736	JPMorgan Chase Bank N.A.	06/20/18	12
USD	4,610	SEK	40,384	JPMorgan Chase Bank N.A.	06/20/18	23
USD	1,427	SEK	12,283	JPMorgan Chase Bank N.A.	06/20/18	32
USD	52,776	SEK	464,230	JPMorgan Chase Bank N.A.	06/20/18	50
USD	2,541	SEK	21,916	JPMorgan Chase Bank N.A.	06/20/18	51
USD	14,393	SEK	126,094	JPMorgan Chase Bank N.A.	06/20/18	72
USD	4,224	SEK	36,360	JPMorgan Chase Bank N.A.	06/20/18	94
USD	3,937	SEK	33,535	JPMorgan Chase Bank N.A.	06/20/18	128
USD	7,329	SEK	61,155	JPMorgan Chase Bank N.A.	06/20/18	384
USD	15,857	SEK	135,073	JPMorgan Chase Bank N.A.	06/20/18	515
USD	21,362	SEK	173,849	JPMorgan Chase Bank N.A.	06/20/18	1,617

11

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,551	SEK	183,314	JPMorgan Chase Bank N.A.	06/20/18	$ 1,731
USD	59,533	SEK	505,539	JPMorgan Chase Bank N.A.	06/20/18	2,114
USD	28,091	SEK	227,780	JPMorgan Chase Bank N.A.	06/20/18	2,220
USD	34,447	SEK	281,828	JPMorgan Chase Bank N.A.	06/20/18	2,437
USD	121,881	SEK	1,051,413	JPMorgan Chase Bank N.A.	06/20/18	2,463
USD	80,124	SEK	670,256	JPMorgan Chase Bank N.A.	06/20/18	3,998
USD	99,689	SEK	828,542	JPMorgan Chase Bank N.A.	06/20/18	5,585
USD	95,891	SEK	784,712	JPMorgan Chase Bank N.A.	06/20/18	6,765
USD	109,181	SEK	893,998	JPMorgan Chase Bank N.A.	06/20/18	7,642
USD	101,096	SEK	821,036	JPMorgan Chase Bank N.A.	06/20/18	7,845
USD	155,657	SEK	1,300,463	JPMorgan Chase Bank N.A.	06/20/18	7,953
USD	120,683	SEK	983,871	JPMorgan Chase Bank N.A.	06/20/18	8,937
USD	187,203	SEK	1,555,147	JPMorgan Chase Bank N.A.	06/20/18	10,572
USD	154,434	SEK	1,257,672	JPMorgan Chase Bank N.A.	06/20/18	11,590
USD	156,250	SEK	1,273,321	JPMorgan Chase Bank N.A.	06/20/18	11,629
USD	262,101	SEK	2,201,160	JPMorgan Chase Bank N.A.	06/20/18	12,098
USD	251,920	SEK	2,109,101	JPMorgan Chase Bank N.A.	06/20/18	12,373
USD	263,846	SEK	2,203,501	JPMorgan Chase Bank N.A.	06/20/18	13,577
USD	4,914,809	SEK	40,024,998	JPMorgan Chase Bank N.A.	06/20/18	368,849
USD	911,537	EUR	733,000	Bank of America N.A.	07/13/18	53,230

						2,034,739

USD	79,382	CHF	78,834	JPMorgan Chase Bank N.A.	06/07/18	(657)
USD	301,510	EUR	259,306	JPMorgan Chase Bank N.A.	06/07/18	(1,803)
EUR	486,476	USD	582,340	JPMorgan Chase Bank N.A.	06/14/18	(12,979)
SEK	646,862	USD	75,459	JPMorgan Chase Bank N.A.	06/14/18	(2,026)
USD	285,475	CHF	285,070	JPMorgan Chase Bank N.A.	06/14/18	(4,140)
AUD	962,640	USD	744,192	JPMorgan Chase Bank N.A.	06/20/18	(16,105)
AUD	975,165	USD	752,030	JPMorgan Chase Bank N.A.	06/20/18	(14,470)
AUD	777,806	USD	600,048	JPMorgan Chase Bank N.A.	06/20/18	(11,759)
AUD	737,700	USD	569,118	JPMorgan Chase Bank N.A.	06/20/18	(11,163)
AUD	536,089	USD	416,603	JPMorgan Chase Bank N.A.	06/20/18	(11,136)
AUD	440,952	USD	343,975	JPMorgan Chase Bank N.A.	06/20/18	(10,463)
AUD	720,450	USD	553,532	JPMorgan Chase Bank N.A.	06/20/18	(8,624)
AUD	403,019	USD	313,049	JPMorgan Chase Bank N.A.	06/20/18	(8,228)
AUD	353,135	USD	274,962	JPMorgan Chase Bank N.A.	06/20/18	(7,870)
AUD	343,274	USD	266,845	JPMorgan Chase Bank N.A.	06/20/18	(7,212)
AUD	657,808	USD	503,993	JPMorgan Chase Bank N.A.	06/20/18	(6,464)
AUD	486,740	USD	374,137	JPMorgan Chase Bank N.A.	06/20/18	(5,994)
AUD	143,619	USD	113,132	JPMorgan Chase Bank N.A.	06/20/18	(4,507)
AUD	325,873	USD	250,580	JPMorgan Chase Bank N.A.	06/20/18	(4,108)
AUD	162,700	USD	125,720	JPMorgan Chase Bank N.A.	06/20/18	(2,663)
AUD	86,255	USD	67,030	JPMorgan Chase Bank N.A.	06/20/18	(1,792)
AUD	106,085	USD	81,881	JPMorgan Chase Bank N.A.	06/20/18	(1,644)
AUD	83,027	USD	63,819	JPMorgan Chase Bank N.A.	06/20/18	(1,022)
AUD	44,329	USD	34,459	JPMorgan Chase Bank N.A.	06/20/18	(931)
AUD	67,412	USD	51,756	JPMorgan Chase Bank N.A.	06/20/18	(769)
AUD	26,977	USD	21,005	JPMorgan Chase Bank N.A.	06/20/18	(601)
AUD	38,940	USD	29,943	JPMorgan Chase Bank N.A.	06/20/18	(491)
AUD	40,452	USD	31,080	JPMorgan Chase Bank N.A.	06/20/18	(484)
AUD	28,144	USD	21,712	JPMorgan Chase Bank N.A.	06/20/18	(426)
AUD	197,050	USD	149,395	JPMorgan Chase Bank N.A.	06/20/18	(358)
AUD	59,299	USD	44,958	JPMorgan Chase Bank N.A.	06/20/18	(108)

12

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,878	USD	6,816	JPMorgan Chase Bank N.A.	06/20/18	$ (101)
AUD	6,425	USD	4,955	JPMorgan Chase Bank N.A.	06/20/18	(95)
AUD	5,752	USD	4,440	JPMorgan Chase Bank N.A.	06/20/18	(89)
AUD	5,124	USD	3,953	JPMorgan Chase Bank N.A.	06/20/18	(77)
CAD	572,399	USD	451,163	JPMorgan Chase Bank N.A.	06/20/18	(9,438)
CAD	213,645	USD	170,420	JPMorgan Chase Bank N.A.	06/20/18	(5,548)
CAD	240,034	USD	190,686	JPMorgan Chase Bank N.A.	06/20/18	(5,450)
CAD	2,844,586	USD	2,200,171	JPMorgan Chase Bank N.A.	06/20/18	(4,981)
CAD	306,330	USD	240,554	JPMorgan Chase Bank N.A.	06/20/18	(4,157)
CAD	691,408	USD	537,718	JPMorgan Chase Bank N.A.	06/20/18	(4,152)
CAD	2,262,430	USD	1,749,897	JPMorgan Chase Bank N.A.	06/20/18	(3,962)
CAD	1,005,849	USD	779,647	JPMorgan Chase Bank N.A.	06/20/18	(3,425)
CAD	130,246	USD	103,779	JPMorgan Chase Bank N.A.	06/20/18	(3,267)
CAD	638,509	USD	495,979	JPMorgan Chase Bank N.A.	06/20/18	(3,236)
CAD	648,063	USD	503,249	JPMorgan Chase Bank N.A.	06/20/18	(3,134)
CAD	313,186	USD	244,664	JPMorgan Chase Bank N.A.	06/20/18	(2,976)
CAD	312,755	USD	243,791	JPMorgan Chase Bank N.A.	06/20/18	(2,435)
CAD	285,070	USD	222,380	JPMorgan Chase Bank N.A.	06/20/18	(2,389)
CAD	316,375	USD	246,030	JPMorgan Chase Bank N.A.	06/20/18	(1,881)
CAD	478,887	USD	370,902	JPMorgan Chase Bank N.A.	06/20/18	(1,341)
CAD	235,622	USD	183,148	JPMorgan Chase Bank N.A.	06/20/18	(1,317)
CAD	51,849	USD	41,245	JPMorgan Chase Bank N.A.	06/20/18	(1,233)
CAD	157,451	USD	122,702	JPMorgan Chase Bank N.A.	06/20/18	(1,195)
CAD	53,952	USD	42,778	JPMorgan Chase Bank N.A.	06/20/18	(1,143)
CAD	118,709	USD	92,737	JPMorgan Chase Bank N.A.	06/20/18	(1,128)
CAD	74,323	USD	58,364	JPMorgan Chase Bank N.A.	06/20/18	(1,009)
CAD	188,829	USD	146,634	JPMorgan Chase Bank N.A.	06/20/18	(913)
CAD	37,156	USD	29,371	JPMorgan Chase Bank N.A.	06/20/18	(697)
CAD	91,428	USD	71,250	JPMorgan Chase Bank N.A.	06/20/18	(694)
CAD	95,204	USD	74,133	JPMorgan Chase Bank N.A.	06/20/18	(663)
CAD	16,141	USD	12,798	JPMorgan Chase Bank N.A.	06/20/18	(342)
CAD	30,631	USD	23,971	JPMorgan Chase Bank N.A.	06/20/18	(333)
CAD	56,470	USD	43,868	JPMorgan Chase Bank N.A.	06/20/18	(289)
CAD	63,403	USD	49,157	JPMorgan Chase Bank N.A.	06/20/18	(228)
CAD	30,047	USD	23,355	JPMorgan Chase Bank N.A.	06/20/18	(168)
CAD	34,349	USD	26,572	JPMorgan Chase Bank N.A.	06/20/18	(64)
CAD	34,047	USD	26,334	JPMorgan Chase Bank N.A.	06/20/18	(60)
CAD	18,129	USD	14,009	JPMorgan Chase Bank N.A.	06/20/18	(19)
CAD	853	USD	663	JPMorgan Chase Bank N.A.	06/20/18	(4)
EUR	1,012,109	USD	1,263,419	JPMorgan Chase Bank N.A.	06/20/18	(78,289)
EUR	730,408	USD	903,884	JPMorgan Chase Bank N.A.	06/20/18	(48,612)
EUR	532,785	USD	660,403	JPMorgan Chase Bank N.A.	06/20/18	(36,538)
EUR	463,605	USD	573,792	JPMorgan Chase Bank N.A.	06/20/18	(30,934)
EUR	415,014	USD	514,190	JPMorgan Chase Bank N.A.	06/20/18	(28,229)
EUR	535,856	USD	654,851	JPMorgan Chase Bank N.A.	06/20/18	(27,390)
EUR	386,836	USD	477,201	JPMorgan Chase Bank N.A.	06/20/18	(24,235)
EUR	190,797	USD	238,172	JPMorgan Chase Bank N.A.	06/20/18	(14,759)
EUR	168,725	USD	209,915	JPMorgan Chase Bank N.A.	06/20/18	(12,346)
EUR	152,166	USD	189,010	JPMorgan Chase Bank N.A.	06/20/18	(10,831)
EUR	154,539	USD	191,540	JPMorgan Chase Bank N.A.	06/20/18	(10,583)
EUR	117,605	USD	146,849	JPMorgan Chase Bank N.A.	06/20/18	(9,139)
EUR	123,997	USD	154,268	JPMorgan Chase Bank N.A.	06/20/18	(9,073)

13

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	278,980	USD	335,412	JPMorgan Chase Bank N.A.	06/20/18	$ (8,740)
EUR	136,794	USD	168,666	JPMorgan Chase Bank N.A.	06/20/18	(8,487)
EUR	322,165	USD	384,861	JPMorgan Chase Bank N.A.	06/20/18	(7,621)
EUR	130,030	USD	159,690	JPMorgan Chase Bank N.A.	06/20/18	(7,431)
EUR	92,629	USD	114,816	JPMorgan Chase Bank N.A.	06/20/18	(6,352)
EUR	174,514	USD	209,814	JPMorgan Chase Bank N.A.	06/20/18	(5,467)
EUR	77,533	USD	95,759	JPMorgan Chase Bank N.A.	06/20/18	(4,971)
EUR	72,153	USD	89,395	JPMorgan Chase Bank N.A.	06/20/18	(4,908)
EUR	127,093	USD	152,166	JPMorgan Chase Bank N.A.	06/20/18	(3,346)
EUR	47,963	USD	59,447	JPMorgan Chase Bank N.A.	06/20/18	(3,284)
EUR	134,912	USD	161,167	JPMorgan Chase Bank N.A.	06/20/18	(3,191)
EUR	120,384	USD	144,134	JPMorgan Chase Bank N.A.	06/20/18	(3,170)
EUR	42,828	USD	53,000	JPMorgan Chase Bank N.A.	06/20/18	(2,850)
EUR	44,181	USD	54,475	JPMorgan Chase Bank N.A.	06/20/18	(2,741)
EUR	27,184	USD	33,645	JPMorgan Chase Bank N.A.	06/20/18	(1,814)
EUR	37,362	USD	44,682	JPMorgan Chase Bank N.A.	06/20/18	(932)
EUR	13,031	USD	16,188	JPMorgan Chase Bank N.A.	06/20/18	(929)
EUR	10,517	USD	13,132	JPMorgan Chase Bank N.A.	06/20/18	(817)
EUR	36,532	USD	43,466	JPMorgan Chase Bank N.A.	06/20/18	(689)
EUR	3,930	USD	4,882	JPMorgan Chase Bank N.A.	06/20/18	(280)
GBP	645,718	USD	915,391	JPMorgan Chase Bank N.A.	06/20/18	(56,088)
GBP	691,101	USD	969,454	JPMorgan Chase Bank N.A.	06/20/18	(49,756)
GBP	504,077	USD	712,664	JPMorgan Chase Bank N.A.	06/20/18	(41,852)
GBP	295,180	USD	421,364	JPMorgan Chase Bank N.A.	06/20/18	(28,547)
GBP	303,940	USD	432,757	JPMorgan Chase Bank N.A.	06/20/18	(28,282)
GBP	254,789	USD	366,325	JPMorgan Chase Bank N.A.	06/20/18	(27,259)
GBP	264,920	USD	373,921	JPMorgan Chase Bank N.A.	06/20/18	(21,372)
GBP	266,214	USD	375,160	JPMorgan Chase Bank N.A.	06/20/18	(20,889)
GBP	307,555	USD	429,496	JPMorgan Chase Bank N.A.	06/20/18	(20,210)
GBP	245,276	USD	343,513	JPMorgan Chase Bank N.A.	06/20/18	(17,106)
GBP	155,980	USD	221,638	JPMorgan Chase Bank N.A.	06/20/18	(14,065)
GBP	98,199	USD	137,446	JPMorgan Chase Bank N.A.	06/20/18	(6,766)
GBP	204,423	USD	278,193	JPMorgan Chase Bank N.A.	06/20/18	(6,152)
GBP	60,532	USD	86,447	JPMorgan Chase Bank N.A.	06/20/18	(5,892)
GBP	57,122	USD	80,499	JPMorgan Chase Bank N.A.	06/20/18	(4,482)
GBP	227,185	USD	306,608	JPMorgan Chase Bank N.A.	06/20/18	(4,276)
GBP	41,227	USD	58,877	JPMorgan Chase Bank N.A.	06/20/18	(4,013)
GBP	27,471	USD	38,803	JPMorgan Chase Bank N.A.	06/20/18	(2,246)
GBP	22,238	USD	31,732	JPMorgan Chase Bank N.A.	06/20/18	(2,139)
GBP	23,858	USD	33,714	JPMorgan Chase Bank N.A.	06/20/18	(1,964)
GBP	61,628	USD	83,794	JPMorgan Chase Bank N.A.	06/20/18	(1,781)
GBP	19,479	USD	27,679	JPMorgan Chase Bank N.A.	06/20/18	(1,756)
GBP	59,543	USD	80,878	JPMorgan Chase Bank N.A.	06/20/18	(1,640)
GBP	30,243	USD	41,733	JPMorgan Chase Bank N.A.	06/20/18	(1,486)
GBP	95,811	USD	128,861	JPMorgan Chase Bank N.A.	06/20/18	(1,358)
GBP	14,011	USD	19,993	JPMorgan Chase Bank N.A.	06/20/18	(1,347)
GBP	15,467	USD	21,927	JPMorgan Chase Bank N.A.	06/20/18	(1,343)
GBP	70,933	USD	95,731	JPMorgan Chase Bank N.A.	06/20/18	(1,335)
GBP	14,493	USD	20,490	JPMorgan Chase Bank N.A.	06/20/18	(1,203)
GBP	85,281	USD	114,265	JPMorgan Chase Bank N.A.	06/20/18	(775)
GBP	57,523	USD	76,910	JPMorgan Chase Bank N.A.	06/20/18	(360)
GBP	12,342	USD	16,741	JPMorgan Chase Bank N.A.	06/20/18	(317)

14

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	11,999	USD	16,276	JPMorgan Chase Bank N.A.	06/20/18	$ (308)
GBP	8,788	USD	11,819	JPMorgan Chase Bank N.A.	06/20/18	(125)
GBP	14,876	USD	19,890	JPMorgan Chase Bank N.A.	06/20/18	(93)
GBP	695	USD	982	JPMorgan Chase Bank N.A.	06/20/18	(57)
GBP	1,570	USD	2,142	JPMorgan Chase Bank N.A.	06/20/18	(53)
GBP	1,597	USD	2,148	JPMorgan Chase Bank N.A.	06/20/18	(23)
JPY	151,690,584	USD	1,442,452	JPMorgan Chase Bank N.A.	06/20/18	(46,014)
JPY	74,689,488	USD	709,771	JPMorgan Chase Bank N.A.	06/20/18	(22,193)
JPY	64,655,949	USD	614,706	JPMorgan Chase Bank N.A.	06/20/18	(19,495)
JPY	64,107,164	USD	608,341	JPMorgan Chase Bank N.A.	06/20/18	(18,182)
JPY	63,651,666	USD	604,082	JPMorgan Chase Bank N.A.	06/20/18	(18,116)
JPY	62,801,353	USD	595,575	JPMorgan Chase Bank N.A.	06/20/18	(17,436)
JPY	62,637,062	USD	594,000	JPMorgan Chase Bank N.A.	06/20/18	(17,374)
JPY	54,092,786	USD	512,190	JPMorgan Chase Bank N.A.	06/20/18	(14,221)
JPY	28,641,701	USD	272,359	JPMorgan Chase Bank N.A.	06/20/18	(8,688)
JPY	42,908,812	USD	402,944	JPMorgan Chase Bank N.A.	06/20/18	(7,933)
JPY	24,201,454	USD	230,679	JPMorgan Chase Bank N.A.	06/20/18	(7,884)
JPY	39,856,676	USD	373,540	JPMorgan Chase Bank N.A.	06/20/18	(6,626)
JPY	28,206,930	USD	265,454	JPMorgan Chase Bank N.A.	06/20/18	(5,786)
JPY	22,674,550	USD	213,326	JPMorgan Chase Bank N.A.	06/20/18	(4,588)
JPY	19,689,185	USD	184,673	JPMorgan Chase Bank N.A.	06/20/18	(3,418)
JPY	26,278,197	USD	245,299	JPMorgan Chase Bank N.A.	06/20/18	(3,387)
JPY	7,797,910	USD	74,388	JPMorgan Chase Bank N.A.	06/20/18	(2,602)
JPY	7,378,154	USD	70,010	JPMorgan Chase Bank N.A.	06/20/18	(2,088)
JPY	2,966,184	USD	28,272	JPMorgan Chase Bank N.A.	06/20/18	(966)
JPY	5,012,887	USD	46,794	JPMorgan Chase Bank N.A.	06/20/18	(646)
JPY	39,184,277	USD	361,169	JPMorgan Chase Bank N.A.	06/20/18	(445)
JPY	6,101,295	USD	56,268	JPMorgan Chase Bank N.A.	06/20/18	(101)
JPY	7,155,970	USD	65,958	JPMorgan Chase Bank N.A.	06/20/18	(81)
NOK	13,888,779	USD	1,804,534	JPMorgan Chase Bank N.A.	06/20/18	(105,797)
NOK	1,577,265	USD	202,064	JPMorgan Chase Bank N.A.	06/20/18	(9,149)
NOK	1,618,484	USD	206,642	JPMorgan Chase Bank N.A.	06/20/18	(8,685)
NOK	1,087,121	USD	140,903	JPMorgan Chase Bank N.A.	06/20/18	(7,937)
NOK	1,287,664	USD	164,135	JPMorgan Chase Bank N.A.	06/20/18	(6,640)
NOK	922,714	USD	119,076	JPMorgan Chase Bank N.A.	06/20/18	(6,218)
NOK	890,423	USD	114,969	JPMorgan Chase Bank N.A.	06/20/18	(6,061)
NOK	929,038	USD	119,105	JPMorgan Chase Bank N.A.	06/20/18	(5,474)
NOK	759,645	USD	97,737	JPMorgan Chase Bank N.A.	06/20/18	(4,825)
NOK	599,341	USD	77,987	JPMorgan Chase Bank N.A.	06/20/18	(4,681)
NOK	577,526	USD	74,394	JPMorgan Chase Bank N.A.	06/20/18	(3,756)
NOK	348,651	USD	44,850	JPMorgan Chase Bank N.A.	06/20/18	(2,207)
NOK	427,567	USD	54,500	JPMorgan Chase Bank N.A.	06/20/18	(2,204)
NOK	362,968	USD	46,419	JPMorgan Chase Bank N.A.	06/20/18	(2,024)
NOK	272,649	USD	35,214	JPMorgan Chase Bank N.A.	06/20/18	(1,866)
NOK	306,978	USD	39,401	JPMorgan Chase Bank N.A.	06/20/18	(1,854)
NOK	207,685	USD	26,937	JPMorgan Chase Bank N.A.	06/20/18	(1,535)
NOK	1,039,585	USD	128,603	JPMorgan Chase Bank N.A.	06/20/18	(1,451)
NOK	220,676	USD	28,384	JPMorgan Chase Bank N.A.	06/20/18	(1,393)
NOK	262,108	USD	33,410	JPMorgan Chase Bank N.A.	06/20/18	(1,351)
NOK	767,919	USD	95,254	JPMorgan Chase Bank N.A.	06/20/18	(1,330)
NOK	233,810	USD	29,892	JPMorgan Chase Bank N.A.	06/20/18	(1,294)
NOK	197,016	USD	25,348	JPMorgan Chase Bank N.A.	06/20/18	(1,251)

15

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	191,986	USD	24,731	JPMorgan Chase Bank N.A.	06/20/18	$ (1,249)
NOK	204,729	USD	26,277	JPMorgan Chase Bank N.A.	06/20/18	(1,237)
NOK	294,100	USD	36,997	JPMorgan Chase Bank N.A.	06/20/18	(1,026)
NOK	994,496	USD	122,656	JPMorgan Chase Bank N.A.	06/20/18	(1,019)
NOK	918,420	USD	113,243	JPMorgan Chase Bank N.A.	06/20/18	(911)
NOK	113,794	USD	14,697	JPMorgan Chase Bank N.A.	06/20/18	(779)
NOK	130,816	USD	16,702	JPMorgan Chase Bank N.A.	06/20/18	(702)
NOK	118,261	USD	15,150	JPMorgan Chase Bank N.A.	06/20/18	(686)
NOK	85,122	USD	10,913	JPMorgan Chase Bank N.A.	06/20/18	(502)
NOK	210,161	USD	26,027	JPMorgan Chase Bank N.A.	06/20/18	(323)
NOK	367,114	USD	45,182	JPMorgan Chase Bank N.A.	06/20/18	(280)
NOK	43,044	USD	5,536	JPMorgan Chase Bank N.A.	06/20/18	(272)
NOK	36,401	USD	4,718	JPMorgan Chase Bank N.A.	06/20/18	(266)
NOK	247,586	USD	30,528	JPMorgan Chase Bank N.A.	06/20/18	(246)
NOK	304,730	USD	37,504	JPMorgan Chase Bank N.A.	06/20/18	(232)
NOK	99,969	USD	12,400	JPMorgan Chase Bank N.A.	06/20/18	(173)
NOK	15,585	USD	2,021	JPMorgan Chase Bank N.A.	06/20/18	(115)
NOK	88,847	USD	10,958	JPMorgan Chase Bank N.A.	06/20/18	(91)
NOK	34,422	USD	4,263	JPMorgan Chase Bank N.A.	06/20/18	(53)
NOK	37,266	USD	4,610	JPMorgan Chase Bank N.A.	06/20/18	(52)
NOK	254,139	USD	31,118	JPMorgan Chase Bank N.A.	06/20/18	(34)
NOK	16,287	USD	1,994	JPMorgan Chase Bank N.A.	06/20/18	(2)
NZD	1,375,656	USD	1,008,156	JPMorgan Chase Bank N.A.	06/20/18	(45,464)
NZD	533,735	USD	384,774	JPMorgan Chase Bank N.A.	06/20/18	(11,263)
NZD	392,080	USD	283,789	JPMorgan Chase Bank N.A.	06/20/18	(9,409)
NZD	207,071	USD	150,627	JPMorgan Chase Bank N.A.	06/20/18	(5,718)
NZD	236,903	USD	170,808	JPMorgan Chase Bank N.A.	06/20/18	(5,021)
NZD	157,616	USD	115,319	JPMorgan Chase Bank N.A.	06/20/18	(5,018)
NZD	186,619	USD	134,849	JPMorgan Chase Bank N.A.	06/20/18	(4,252)
NZD	169,527	USD	122,752	JPMorgan Chase Bank N.A.	06/20/18	(4,116)
NZD	184,879	USD	133,395	JPMorgan Chase Bank N.A.	06/20/18	(4,015)
NZD	129,226	USD	93,916	JPMorgan Chase Bank N.A.	06/20/18	(3,482)
NZD	127,436	USD	92,651	JPMorgan Chase Bank N.A.	06/20/18	(3,471)
NZD	71,089	USD	51,940	JPMorgan Chase Bank N.A.	06/20/18	(2,191)
NZD	32,693	USD	23,769	JPMorgan Chase Bank N.A.	06/20/18	(890)
NZD	26,739	USD	19,354	JPMorgan Chase Bank N.A.	06/20/18	(642)
NZD	26,625	USD	19,194	JPMorgan Chase Bank N.A.	06/20/18	(562)
NZD	18,034	USD	13,176	JPMorgan Chase Bank N.A.	06/20/18	(556)
NZD	9,936	USD	7,270	JPMorgan Chase Bank N.A.	06/20/18	(316)
NZD	58,260	USD	41,017	JPMorgan Chase Bank N.A.	06/20/18	(246)
NZD	5,551	USD	4,075	JPMorgan Chase Bank N.A.	06/20/18	(190)
NZD	4,516	USD	3,315	JPMorgan Chase Bank N.A.	06/20/18	(155)
NZD	5,931	USD	4,286	JPMorgan Chase Bank N.A.	06/20/18	(135)
NZD	7,204	USD	5,171	JPMorgan Chase Bank N.A.	06/20/18	(129)
NZD	61,006	USD	42,821	JPMorgan Chase Bank N.A.	06/20/18	(128)
NZD	7,123	USD	4,998	JPMorgan Chase Bank N.A.	06/20/18	(13)
SEK	2,495,301	USD	296,484	JPMorgan Chase Bank N.A.	06/20/18	(13,072)
SEK	1,069,115	USD	129,396	JPMorgan Chase Bank N.A.	06/20/18	(7,968)
SEK	1,210,379	USD	144,332	JPMorgan Chase Bank N.A.	06/20/18	(6,859)
SEK	878,987	USD	104,245	JPMorgan Chase Bank N.A.	06/20/18	(4,412)
SEK	1,203,054	USD	140,281	JPMorgan Chase Bank N.A.	06/20/18	(3,640)
SEK	1,945,913	USD	224,287	JPMorgan Chase Bank N.A.	06/20/18	(3,274)

16

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	1,333,040	USD	154,375	JPMorgan Chase Bank N.A.	06/20/18	$(2,971)
SEK	663,747	USD	78,325	JPMorgan Chase Bank N.A.	06/20/18	(2,938)
SEK	1,641,305	USD	188,918	JPMorgan Chase Bank N.A.	06/20/18	(2,502)
SEK	274,862	USD	33,280	JPMorgan Chase Bank N.A.	06/20/18	(2,062)
SEK	250,260	USD	30,302	JPMorgan Chase Bank N.A.	06/20/18	(1,878)
SEK	824,351	USD	95,424	JPMorgan Chase Bank N.A.	06/20/18	(1,796)
SEK	1,384,261	USD	158,953	JPMorgan Chase Bank N.A.	06/20/18	(1,732)
SEK	243,963	USD	29,141	JPMorgan Chase Bank N.A.	06/20/18	(1,432)
SEK	196,029	USD	23,560	JPMorgan Chase Bank N.A.	06/20/18	(1,295)
SEK	210,989	USD	25,202	JPMorgan Chase Bank N.A.	06/20/18	(1,239)
SEK	192,048	USD	22,936	JPMorgan Chase Bank N.A.	06/20/18	(1,124)
SEK	1,294,361	USD	148,129	JPMorgan Chase Bank N.A.	06/20/18	(1,118)
SEK	180,779	USD	21,590	JPMorgan Chase Bank N.A.	06/20/18	(1,058)
SEK	627,461	USD	72,297	JPMorgan Chase Bank N.A.	06/20/18	(1,031)
SEK	1,186,223	USD	135,694	JPMorgan Chase Bank N.A.	06/20/18	(965)
SEK	142,987	USD	17,185	JPMorgan Chase Bank N.A.	06/20/18	(945)
SEK	174,577	USD	20,704	JPMorgan Chase Bank N.A.	06/20/18	(876)
SEK	270,845	USD	31,582	JPMorgan Chase Bank N.A.	06/20/18	(820)
SEK	109,858	USD	13,181	JPMorgan Chase Bank N.A.	06/20/18	(704)
SEK	120,744	USD	14,398	JPMorgan Chase Bank N.A.	06/20/18	(684)
SEK	422,970	USD	48,582	JPMorgan Chase Bank N.A.	06/20/18	(542)
SEK	183,976	USD	21,306	JPMorgan Chase Bank N.A.	06/20/18	(410)
SEK	604,034	USD	68,988	JPMorgan Chase Bank N.A.	06/20/18	(383)
SEK	200,716	USD	23,171	JPMorgan Chase Bank N.A.	06/20/18	(375)
SEK	53,053	USD	6,261	JPMorgan Chase Bank N.A.	06/20/18	(235)
SEK	90,435	USD	10,468	JPMorgan Chase Bank N.A.	06/20/18	(197)
SEK	154,042	USD	17,688	JPMorgan Chase Bank N.A.	06/20/18	(193)
SEK	238,751	USD	27,268	JPMorgan Chase Bank N.A.	06/20/18	(151)
SEK	23,435	USD	2,784	JPMorgan Chase Bank N.A.	06/20/18	(123)
SEK	89,626	USD	10,294	JPMorgan Chase Bank N.A.	06/20/18	(115)
SEK	56,253	USD	6,494	JPMorgan Chase Bank N.A.	06/20/18	(105)
SEK	38,951	USD	4,490	JPMorgan Chase Bank N.A.	06/20/18	(66)
SEK	411,475	USD	46,791	JPMorgan Chase Bank N.A.	06/20/18	(56)
USD	674,901	AUD	903,086	JPMorgan Chase Bank N.A.	06/20/18	(8,142)
USD	366,507	AUD	491,788	JPMorgan Chase Bank N.A.	06/20/18	(5,454)
USD	491,675	AUD	654,345	JPMorgan Chase Bank N.A.	06/20/18	(3,234)
USD	264,694	AUD	353,318	JPMorgan Chase Bank N.A.	06/20/18	(2,536)
USD	582,652	AUD	773,660	JPMorgan Chase Bank N.A.	06/20/18	(2,501)
USD	146,870	AUD	196,625	JPMorgan Chase Bank N.A.	06/20/18	(1,846)
USD	120,065	AUD	161,106	JPMorgan Chase Bank N.A.	06/20/18	(1,787)
USD	144,116	AUD	192,284	JPMorgan Chase Bank N.A.	06/20/18	(1,317)
USD	294,514	AUD	391,113	JPMorgan Chase Bank N.A.	06/20/18	(1,302)
USD	116,170	AUD	155,065	JPMorgan Chase Bank N.A.	06/20/18	(1,113)
USD	209,774	AUD	278,682	JPMorgan Chase Bank N.A.	06/20/18	(1,005)
USD	85,373	AUD	113,908	JPMorgan Chase Bank N.A.	06/20/18	(780)
USD	189,321	AUD	251,157	JPMorgan Chase Bank N.A.	06/20/18	(640)
USD	81,152	AUD	108,001	JPMorgan Chase Bank N.A.	06/20/18	(534)
USD	148,394	AUD	196,717	JPMorgan Chase Bank N.A.	06/20/18	(392)
USD	107,312	AUD	142,362	JPMorgan Chase Bank N.A.	06/20/18	(363)
USD	78,121	AUD	103,740	JPMorgan Chase Bank N.A.	06/20/18	(342)
USD	34,673	AUD	46,046	JPMorgan Chase Bank N.A.	06/20/18	(153)
USD	5,279	AUD	6,995	JPMorgan Chase Bank N.A.	06/20/18	(12)

17

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	240,902	CAD	314,455	JPMorgan Chase Bank N.A.	06/20/18	$ (1,765)
USD	86,687	CAD	112,816	JPMorgan Chase Bank N.A.	06/20/18	(374)
USD	44,319	CAD	57,569	JPMorgan Chase Bank N.A.	06/20/18	(108)
USD	31,985	CAD	41,547	JPMorgan Chase Bank N.A.	06/20/18	(78)
USD	133,924	GBP	100,932	JPMorgan Chase Bank N.A.	06/20/18	(394)
USD	77,954	GBP	58,638	JPMorgan Chase Bank N.A.	06/20/18	(80)
USD	539,416	JPY	59,699,134	JPMorgan Chase Bank N.A.	06/20/18	(10,164)
USD	590,899	JPY	64,709,998	JPMorgan Chase Bank N.A.	06/20/18	(4,810)
USD	450,155	JPY	49,312,707	JPMorgan Chase Bank N.A.	06/20/18	(3,809)
USD	443,189	JPY	48,500,250	JPMorgan Chase Bank N.A.	06/20/18	(3,295)
USD	277,579	JPY	30,376,720	JPMorgan Chase Bank N.A.	06/20/18	(2,064)
USD	479,904	JPY	52,333,153	JPMorgan Chase Bank N.A.	06/20/18	(1,866)
USD	699,083	JPY	76,134,149	JPMorgan Chase Bank N.A.	06/20/18	(1,795)
USD	172,270	JPY	18,871,527	JPMorgan Chase Bank N.A.	06/20/18	(1,458)
USD	60,026	JPY	6,643,351	JPMorgan Chase Bank N.A.	06/20/18	(1,131)
USD	129,253	JPY	14,154,633	JPMorgan Chase Bank N.A.	06/20/18	(1,052)
USD	174,340	JPY	19,035,062	JPMorgan Chase Bank N.A.	06/20/18	(893)
USD	433,831	JPY	47,219,589	JPMorgan Chase Bank N.A.	06/20/18	(864)
USD	264,364	JPY	28,790,275	JPMorgan Chase Bank N.A.	06/20/18	(674)
USD	154,175	JPY	16,784,736	JPMorgan Chase Bank N.A.	06/20/18	(342)
USD	177,986	JPY	19,367,661	JPMorgan Chase Bank N.A.	06/20/18	(309)
USD	54,050	JPY	5,890,869	JPMorgan Chase Bank N.A.	06/20/18	(180)
USD	65,574	JPY	7,133,353	JPMorgan Chase Bank N.A.	06/20/18	(94)
USD	86,585	NZD	124,810	JPMorgan Chase Bank N.A.	06/20/18	(758)
USD	52,150	NZD	74,918	JPMorgan Chase Bank N.A.	06/20/18	(278)
USD	11,879	NZD	17,153	JPMorgan Chase Bank N.A.	06/20/18	(125)
USD	11,490	NZD	16,562	JPMorgan Chase Bank N.A.	06/20/18	(101)
USD	53,609	NZD	76,745	JPMorgan Chase Bank N.A.	06/20/18	(98)
USD	5,265	NZD	7,590	JPMorgan Chase Bank N.A.	06/20/18	(46)
USD	226	NZD	324	JPMorgan Chase Bank N.A.	06/20/18	(1)
USD	69	NZD	100	JPMorgan Chase Bank N.A.	06/20/18	(1)
USD	44,474	SEK	392,749	JPMorgan Chase Bank N.A.	06/20/18	(133)
USD	87,994	SEK	775,239	JPMorgan Chase Bank N.A.	06/20/18	(56)
USD	13,557	SEK	119,719	JPMorgan Chase Bank N.A.	06/20/18	(41)
USD	3,896	SEK	34,328	JPMorgan Chase Bank N.A.	06/20/18	(2)
EUR	733,000	USD	878,750	Bank of America N.A.	07/13/18	(20,443)

						(1,731,690)

Net Unrealized Appreciation						$ 303,049

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Belden, Inc.	5	6/15/18	USD	65.00	USD	28	$62
CBOE Volatility Index	126	6/20/18	USD	25.00	USD	194	4,095
EURO STOXX Banks Index	190	9/21/18	EUR	140.00	EUR	1,048	8,885

							13,042

Put
Belden, Inc.	10	6/15/18	USD	50.00	USD	55	150
DAX Performance-Index	3	6/15/18	EUR	12,100.00	EUR	189	590

18

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
DAX Performance-Index	2	6/15/18	EUR	12,200.00	EUR	126	$1,181
Vistra Energy Corp.	36	6/15/18	USD	10.00	USD	88	1,170
DAX Performance-Index	4	7/20/18	EUR	12,500.00	EUR	252	5,525
EURO STOXX 50 Index	16	7/20/18	EUR	3,350.00	EUR	545	10,400
FTSE 100 Index	5	7/20/18	GBP	7,450.00	GBP	384	7,494
EURO STOXX 50 Index	22	8/17/18	EUR	3,300.00	EUR	749	15,907
DAX Performance-Index	6	9/21/18	EUR	12,500.00	EUR	378	15,782
DAX Performance-Index	3	9/21/18	EUR	12,300.00	EUR	189	5,778
EURO STOXX 50 Index	16	9/21/18	EUR	3,250.00	EUR	545	12,981
EURO STOXX 50 Index	5	9/21/18	EUR	3,300.00	EUR	170	4,822
FTSE 100 Index	3	9/21/18	GBP	7,500.00	GBP	230	6,909
Jazz Pharmaceuticals PLC	11	9/21/18	USD	115.00	USD	186	193
Vistra Energy Corp.	7	9/21/18	USD	10.00	USD	17	280
DAX Performance-Index	2	12/21/18	EUR	12,500.00	EUR	126	7,143
Herbalife Nutrition Ltd.	30	1/18/19	USD	30.00	USD	152	2,265
Herbalife Nutrition Ltd.	10	1/18/19	USD	35.00	USD	51	985
Herbalife Nutrition Ltd.	2	1/18/19	USD	28.75	USD	10	132
Sirius XM Holdings, Inc.	157	1/18/19	USD	5.00	USD	111	2,277

							101,964

							$115,006

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CBOE Volatility Index	126	6/20/18	USD	40.00	USD	194	$(1,260)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation}
Reference	Frequency	Rate	Frequency
STOXX Europe 600 Automobiles & Parts Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	92	$3,136	$—	$3,136
STOXX Europe 600 Chemicals Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	71	(2,589)	—	(2,589)
STOXX Europe 600 Utilities Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	148	(1,026)	—	(1,026)

								$(479)	$—	$(479)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Dates	Net Notional Amount		Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	12/27/18- 06/02/20	USD	1,965,317	$15,965(b	)	$1,946,715	5.6%

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-350 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

19

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

USD Overnight Bank Funding Rate

(b)	Amount includes $25,567 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 12/27/18-06/02/20:

Reference Entity — Long
Common Stocks	Shares	Value	% of Basket Value
Aerospace & Defense
BAE Systems PLC	17,578	$149,217	7.7%

Auto Components
Aptiv PLC	867	84,533	4.3%
Autoliv, Inc. — SDR	858	126,964	6.5%
Gestamp Automocion SA	13,702	108,596	5.6%

		320,093
Banks
BNP Paribas SA	2,404	149,374	7.7%
Credit Agricole SA	10,907	149,985	7.7%

		299,359
Beverages
Diageo PLC	4,130	151,749	7.8%

Chemicals
Akzo Nobel NV	1,159	101,790	5.2%
Arkema SA	1,144	139,528	7.2%

		241,318
Construction & Engineering
Vinci SA	1,918	188,640	9.7%

Electric Utilities
Electricite de France SA	11,337	150,463	7.7%

Equity Real Estate Investment Trusts (REITs)
Gecina SA	1,748	302,205	15.5%

Food Products
Danone SA	3,985	305,183	15.7%

Hotels, Restaurants & Leisure
Compass Group PLC	1,437	30,879	1.6%

Insurance
Aviva PLC	10,165	68,874	3.5%
Legal & General Group PLC	40,585	145,365	7.5%
Phoenix Group Holdings	20,418	210,053	10.8%
Prudential PLC	6,052	145,371	7.5%

		569,663
Machinery
Atlas Copco AB, Class A	1,947	77,234	4.0%

Media
Informa PLC	7,716	80,370	4.1%

Multi-Utilities
Centrica PLC	38,793	75,119	3.9%

Paper & Forest Products
Mondi PLC	5,432	150,632	7.7%

Real Estate Management & Development
Aroundtown SA	36,572	304,804	15.7%

Road & Rail
ALD SA	7,279	122,401	6.3%

Transportation Infrastructure
Aena SME SA	774	149,041	7.7%
Aeroports de Paris	355	74,067	3.8%

		223,108

Total Reference Entity — Long		$3,742,437

Reference Entity — Short
Common Stocks	Shares	Value	% of Basket Value
Aerospace & Defense
Cobham PLC	(32,694)	$(54,005)	(2.8)%
Meggitt PLC	(19,781)	(129,120)	(6.6)%

		(183,125)
Banks
Metro Bank PLC	(800)	(35,297)	(1.8)%

Chemicals
Essentra PLC	(6,337)	(39,958)	(2.1)%
Johnson Matthey PLC	(2,448)	(114,148)	(5.9)%

		(154,106)
Commercial Services & Supplies
Aggreko PLC	(4,743)	(44,274)	(2.3)%
Serco Group PLC	(72,508)	(89,429)	(4.6)%

		(133,703)
Containers & Packaging
RPC Group PLC	(6,152)	(64,594)	(3.3)%

Diversified Telecommunication Services
Inmarsat PLC	(8,874)	(44,121)	(2.3)%

Electric Utilities
Red Electrica Corp. SA	(6,431)	(125,560)	(6.4)%

Energy Equipment & Services
Vallourec SA	(10,754)	(66,465)	(3.4)%

Equity Real Estate Investment Trusts (REITs)
Klepierre SA	(2,006)	(78,140)	(4.0)%

Food & Staples Retailing
Carrefour SA	(3,759)	(67,756)	(3.5)%

Food Products
Glanbia PLC	(2,607)	(48,276)	(2.5)%

Hotels, Restaurants & Leisure
Greggs PLC	(2,157)	(30,241)	(1.6)%

Insurance
Admiral Group PLC	(1,329)	(33,988)	(1.7)%

Internet Software & Services
Auto Trader Group PLC	(5,835)	(27,324)	(1.4)%

Media
JCDecaux SA	(1,800)	(56,229)	(2.9)%
Pearson PLC	(7,466)	(89,492)	(4.6)%
Publicis Groupe SA	(1,025)	(71,541)	(3.7)%
WPP PLC	(4,403)	(72,562)	(3.7)%

		(289,824)
Multi-Utilities
Engie SA	(12,747)	(201,081)	(10.3)%

Specialty Retail
Card Factory PLC	(5,118)	(13,491)	(0.7)%
Lookers PLC	(28,312)	(40,271)	(2.1)%

		(53,762)
Textiles, Apparel & Luxury Goods
Burberry Group PLC	(2,499)	(68,656)	(3.5)%
HUGO BOSS AG	(431)	(38,674)	(2.0)%

		(107,330)
Wireless Telecommunication Services
Vodafone Group PLC	(19,969)	(51,029)	(2.6)%

Total Reference Entity — Short		$(1,795,722)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$1,946,715

20

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ASX	Australia Stock Exchange
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
S&P	Standard & Poor’s
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depositary Receipts
TOPIX	Tokyo Stock Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those

21

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Multi-Manager Alternative Strategies Fund

securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$2,756,485	$4,043,724	$—	$6,800,209
Corporate Bonds(a)	—	1,109,155	—	1,109,155
Floating Rate Loan Interests(a)	—	25,034	—	25,034
Investment Companies	20,686,609	—	—	20,686,609
Non-Agency Mortgage-Backed Securities	—	4,444,499	—	4,444,499
Other Interests	—	—	12	12
Preferred Securities(a)	701,005	69,336	—	770,341
Rights	—	130,905	—	130,905
U.S. Government Sponsored Agency Securities	—	1,019,759	—	1,019,759
Short-Term Securities	56,230,796	—	—	56,230,796
Options Purchased:
Equity Contracts	115,006	—	—	115,006
Liabilities:
Investments Sold Short(a)	(1,481,539)	(1,559,174)	—	(3,040,713)

	$79,008,362	$9,283,238	$12	$88,291,612

Derivative Financial Instruments(b)
Assets:
Equity contracts	$71,025	$19,101	$—	$90,126
Foreign currency exchange contracts	—	2,034,739	—	2,034,739
Interest rate contracts	93,693	—	—	93,693
Liabilities:
Equity contracts	(157,283)	(3,615)	—	(160,898)
Foreign currency exchange contracts	—	(1,731,690)	—	(1,731,690)
Interest rate contracts	(256,964)	—	—	(256,964)

	$(249,529)	$318,535	$—	$69,006

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended May 31, 2018, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 19, 2018